Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 21,546,386	$ 15,130,192
Trade receivables, net	6,633,415	6,418,157
Related parties’ receivables	104,803	70,232
Recoverable taxes	404,922	454,758
Other receivables, net	563,590	443,140
Prepaid expenses	1,479,560	1,505,893
Inventory	12,791,311	11,748,113
Total current assets	43,523,987	35,770,485
Non-current related parties’ receivables	648,281	648,281
Non-current loans to related parties	1,105,063	1,070,158
Non-current inventory, net	1,488,819	1,528,330
Property, plant and equipment, net	16,782,893	16,012,749
Investments in financial instruments	1,758,605
Intangible assets and other non-current assets, net	2,325,255	2,312,569
Total assets	67,632,903	57,342,572
Current liabilities:
Short-term debt	5,847	6,196
Accounts payable trade	9,410,419	6,910,451
Related parties payable	2,692,456	312,913
Other accrued liabilities	697,631	1,060,864
Payable tax	941,294	560,965
Income tax	1,405,994	2,210,535
Total current liabilities	15,153,641	11,061,924
Non-current liabilities:
Employee benefits	169,375	162,843
Deferred income tax	4,223,149	4,105,124
Other liabilities	92,362	212,613
Total Non-current liabilities	4,484,886	4,480,580
Total liabilities	19,638,527	15,542,504
Contingencies and Commitments
Stockholders’ equity:
Capital stock	2,832,268	2,832,268
Additional paid-in capital	4,575,233	4,575,233
Retained earnings	38,101,948	30,239,277
Repurchase of own capital stock reserve	2,733,722	2,823,851
Accumulated Other comprehensive income (loss), net	(286,442)	1,288,278
Total controlling interest	47,956,729	41,758,907
Non-controlling interest	37,647	41,161
Total stockholders’ equity	47,994,376	41,800,068
Total liabilities and stockholders’ equity	$ 67,632,903	$ 57,342,572